Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 89,005,230	$ 91,757,382
Brand [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	76,000,000	76,000,000
Subscribers Relationship [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	11,087,671	14,228,310
Application development [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	226,433	223,473
Originals, sessions and series [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	1,417,189	27,828
Other intangibles [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	18,960	26,604
Work in Progress [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 254,977	$ 1,251,167